UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21113
                                                    ---------------------

                       Westlakes Institutional Portfolios
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         1205 Westlakes Drive, Suite 100
                                Berwyn, PA 19312
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                               John H. Grady, Jr.
                   Constellation Investment Management Company
                         1205 Westlakes Drive, Suite 110
                                Berwyn, PA 19312
       ------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (302) 791-1759
                                                          ---------------

                   Date of fiscal year end: December 31, 2003
                                           ------------------

                   Date of reporting period: December 31, 2003
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.


                              FINANCIAL STATEMENTS

                       WESTLAKES INSTITUTIONAL PORTFOLIOS
                              MIDCAP CORE PORTFOLIO

                                DECEMBER 31, 2003

Dear Shareholder:

For the year ended December 31, 2003, the Westlakes Institutional Portfolios Midcap Core Portfolio returned 40.24% while its benchmark, the Russell Midcap Index, returned 40.06%.

For the year the fund benefited from strong performance in the healthcare, consumer discretionary, and financial services sectors. In healthcare Igen International increased significantly when they won a key legal battle with a major healthcare company. In the consumer discretionary sector Best Buy displayed strong performance as increased market share in consumer electronics led to strong revenue growth. Holdings in Hasbro and Harmon International also performed well. In financial services two banks, Hudson City Bancorp and Sovereign Bancorp, benefited from improved earnings as well as merger activity in their markets.

The fund's performance was hurt by holdings in the technology and producer durables sectors. Weak stock selection due to disappointing earnings was the culprit in most cases. Stocks yielding negative returns in these sectors included Parker Hannifin, Diebold, Reynolds & Reynolds, and National Semiconductor. In addition, one healthcare stock, Cigna, declined when the company lowered guidance for the second half of the year.

Looking forward we see an improved economic environment. A strong economy and improved earnings visibility should lead to strong corporate earnings. On a more cautious side stocks as a whole are not cheap on historical standards. The economy must continue to show strength to maintain current valuations. We believe that stock selection is a key ingredient going forward.

Sincerely,

Turner Investment Partners

TOTAL RETURN SINCE INCEPTION*

Westlakes Institutional Portfolios Midcap Core Fund                       40.24%
Russell Midcap Index                                                      40.06%

* Past performance cannot guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, maybe worth more or less than their original cost.



GROWTH OF A $10,000 INVESTMENT IN THE FUND:
JANUARY 2, 2003 - DECEMBER 31, 2003

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

                    MidCap Core Portfolio        Russell Midcap Index
January 2003              $10,000                       $10,000
December 2003             $14,024                       $14,006

These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The inception date of the Westlakes Institutional Portfolios Midcap Core Portfolio is January 2, 2003.

                              FINANCIAL STATEMENTS

                       WESTLAKES INSTITUTIONAL PORTFOLIOS
                              MIDCAP CORE PORTFOLIO

                                DECEMBER 31, 2003


                                TABLE OF CONTENTS

Report of Independent Auditors                                                 1
Schedule of Investments                                                        2
Statement of Assets and Liabilities                                            5
Statement of Operations                                                        6
Statement of Changes in Net Assets                                             7
Financial Highlights                                                           8
Notes to Financial Statements                                                  9
Board of Trustees                                                             14
Fund Officers                                                                 16

(LOGO)                  r Two Commerce Square            r Phone: (215) 448-5000
ERNST & YOUNG LLP         Suite 4000
[GRAPHIC OMITTED]         2001 Market Street
                          Philadelphia, Pennsylvania
                          19103-7096


                         REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Directors
Westlakes Institutional Portfolios - Midcap Core Portfolio

We have audited the accompanying statement of assets and liabilities of Westlakes Institutional Portfolios - Midcap Core Portfolio (the "Fund"), including the schedule of investments, as of December 31, 2003, and the related statements of operations, changes in net assets and the financial highlights for the period January 2, 2003 (commencement of operations) through December 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Westlakes Institutional Portfolios - Midcap Core Portfolio at December 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for the period January 2, 2003 (commencement of operations) through December 31, 2003 in conformity with accounting principles generally accepted in the United States.

                                                     /s/  ERNST & YOUNG LLP

January 30, 2004

WESTLAKES INSTITUTIONAL PORTFOLIOS
MIDCAP CORE PORTFOLIO

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2003
--------------------------------------------------------------------------------
SHARES                                                              MARKET VALUE
        COMMON STOCK (91.73%)
         AIRLINES (1.34%)
   350     AMR Corp.*                                                 $    4,533
                                                                      ----------
         ATHLETIC FOOTWEAR (1.87%)
   160     Reebok International, Ltd.                                      6,291
                                                                      ----------
         BANKING (9.40%)
   220     Banknorth Group, Inc.                                           7,157
   280     Hudson City Bancorp, Inc.                                      10,690
   200     New York Community Bancorp                                      7,610
   260     Sovereign Bancorp, Inc.                                         6,175
                                                                      ----------
                                                                          31,632
                                                                      ----------
         COMPUTER SERVICES (5.57%)
    80     Affiliated Computer Services, Inc., Class - A*                  4,357
    80     Diebold, Inc.                                                   4,310
   170     Equitable Resources, Inc.                                       7,296
   100     Sunguard Data Systems, Inc.*                                    2,771
                                                                      ----------
                                                                          18,734
                                                                      ----------
         ELECTRONICS (7.34%)
   180     Amphenol Corp., Class - A*                                     11,507
   270     Fairchild Semiconductor International, Inc.*                    6,742
   200     Lam Research Corp.*                                             6,460
                                                                      ----------
                                                                          24,709
                                                                      ----------
         ENERGY (5.33%)
   100     Canadian Natural Resources, Ltd.                                5,044
   100     Devon Energy Corporation                                        5,726
   253     XTO Energy, Inc.                                                7,160
                                                                      ----------
                                                                          17,930
                                                                      ----------
         FINANCE (3.59%)
   100     Chicago Mercantile Exchange                                     7,236
   150     Doral Financial Corporation                                     4,842
                                                                      ----------
                                                                          12,078
                                                                      ----------

----------
*Non-income producing security.

                 See Accompanying Notes to Financial Statements
                                        2

WESTLAKES INSTITUTIONAL PORTFOLIOS
MIDCAP CORE PORTFOLIO

SCHEDULE OF INVESTMENTS (CONTINUED) - DECEMBER 31, 2003
--------------------------------------------------------------------------------
SHARES                                                              MARKET VALUE
        COMMON STOCK (CONTINUED)
         GAS (1.49%)
   210     MDU Resources Group, Inc.                                  $    5,000
                                                                      ----------

         HOTELS (2.01%)
   180     MGM Mirage*                                                     6,770
                                                                      ----------

         INSTRUMENTS (1.58%)
   160     WATERS CORPORATION*                                             5,306
                                                                      ----------

         INSURANCE (4.94%)
    40     Everest Re Group, Ltd.                                          3,384
   170     SAFECO Corporation                                              6,618
   420     UnumProvident Corporation                                       6,623
                                                                      ----------
                                                                          16,625
                                                                      ----------
         MANUFACTURING (9.54%)
    50     Ball Corporation                                                2,979
   240     The Dial Corporation                                            6,833
   160     Genuine Parts Company                                           5,312
   250     NOVA Chemicals Corporation.                                     6,737
   160     PPG Industries, Inc.                                           10,243
                                                                      ----------
                                                                          32,104
                                                                      ----------
         MEDICAL (10.36%)
    90     AdvancePCS*                                                     4,739
    80     Bard (C.R.), Inc.                                               6,500
    70     Beckman Coulter, Inc.                                           3,558
 1,370     Endocare, Inc.*                                                 5,494
   100     PacifiCare Health Systems, Inc.*                                6,760
   170     Watson Pharmaceuticals, Inc.*                                   7,820
                                                                      ----------
                                                                          34,871
                                                                      ----------
         PAPER PRODUCTS (3.03%)
   310     Boise Cascade Corporation                                      10,187
                                                                      ----------

         PROPERTIES (2.06%)
   250     General Growth Properties                                       6,937
                                                                      ----------

----------
*Non-income producing security.

                 See Accompanying Notes to Financial Statements
                                        3

WESTLAKES INSTITUTIONAL PORTFOLIOS
MIDCAP CORE PORTFOLIO

SCHEDULE OF INVESTMENTS (CONTINUED) - DECEMBER 31, 2003
--------------------------------------------------------------------------------
SHARES                                                              MARKET VALUE
        COMMON STOCK (CONTINUED)
         RETAIL (7.85%)
    60     Advance Auto Parts, Inc.*                                  $    4,884
   370     Foot Locker, Inc.                                               8,676
   100     GTECH Holdings Corporation                                      4,949
   290     Staples, Inc.*                                                  7,917
                                                                      ----------
                                                                          26,426
                                                                      ----------
         TELECOMMUNICATIONS (10.67%)
 2,950     ADC Telecommunications, Inc.*                                   8,762
   660     American Tower*                                                 7,141
   170     Harris Corporation                                              6,451
    90     L-3 Communications Holdings*                                    4,622
   120     NII Holdings, Inc. Class-B*                                     8,956
                                                                      ----------
                                                                          35,932
                                                                      ----------
         MINING (2.31%)
   160     Newmont Mining Corporation                                      7,778
                                                                      ----------

         WASTE MANAGEMENT (1.45%)
   190     Republic Services, Inc.                                         4,870
                                                                      ----------

         TOTAL COMMON STOCK (COST $257,119**)                            308,713
                                                                      ----------

         OTHER ASSETS, LESS LIABILITIES (8.27%)                           27,836
                                                                      ----------

         NET ASSETS (100.00%)                                         $  336,549
                                                                      ==========

----------
*Non-income producing security.
**Cost for federal tax purposes.

                 See Accompanying Notes to Financial Statements
                                        4

WESTLAKES INSTITUTIONAL PORTFOLIOS
MIDCAP CORE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003
--------------------------------------------------------------------------------
ASSETS

    Investments in securities at value (cost $257,119)                  $308,713
    Cash                                                                  23,026
    Interest and dividends receivable                                        173
    Receivable for securities sold                                         9,878
    Receivable from investment manager                                     4,037
                                                                        --------

        TOTAL ASSETS                                                     345,827
                                                                        --------

LIABILITIES

    Payable for securities purchased                                       9,278
                                                                        --------

        TOTAL LIABILITIES                                                  9,278
                                                                        --------

NET ASSETS

    Paid-in capital (Unlimited Authorization)                           $269,040
    Undistributed net investment income                                      342
    Accumulated net realized gains                                        15,573
    Net unrealized appreciation                                           51,594
                                                                        --------

        TOTAL NET ASSETS                                                $336,549
                                                                        ========

Shares Outstanding                                                        26,316
Net Asset Value per Share, Offering and Redemption Price per Share      $  12.79
                                                                        ========

                 See Accompanying Notes to Financial Statements
                                        5

WESTLAKES INSTITUTIONAL PORTFOLIOS
MIDCAP CORE PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------
INVESTMENT INCOME
    Dividends (net of $6 foreign tax)                                   $  2,832
                                                                        --------

EXPENSES
    Management fees (see note 2)                                           2,490
                                                                        --------

NET INVESTMENT INCOME                                                        342
                                                                        --------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

    Net realized gain on investments sold                                 44,613
    Net unrealized appreciation of investments                            51,594
                                                                        --------

            Net realized and unrealized gain on investments               96,207
                                                                        --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $ 96,549
                                                                        ========


MidCap Core Portfolio commenced operations on January 2, 2003


                 See Accompanying Notes to Financial Statements
                                        6

WESTLAKES INSTITUTIONAL PORTFOLIOS
MIDCAP CORE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------
OPERATIONS ACTIVITIES

    Net investment income                                              $    342
    Net realized gain on investments sold                                44,613
    Net unrealized appreciation of investments                           51,594
                                                                       --------

        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             96,549
                                                                       --------

CAPITAL SHARE TRANSACTIONS

    Proceeds from shares issued                                         240,000
    Cost of shares redeemed                                                   0
    Dividends paid                                                      (29,040)
    Reinvestment of dividends                                            29,040
                                                                       --------

INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS                  240,000
                                                                       --------

    TOTAL INCREASE IN NET ASSETS                                        336,549
                                                                       --------

    NET ASSETS AT BEGINNING OF PERIOD                                         0
                                                                       --------

    NET ASSETS AT END OF PERIOD                                        $336,549
                                                                       ========

     SHARES ISSUED AND REDEEMED:
        Issued                                                           24,000
        Dividends reinvested                                              2,316
        Redemptions                                                           0
                                                                       --------

NET INCREASE IN SHARES                                                 $ 26,316
                                                                       ========


MidCap Core Portfolio commenced operations on January 2, 2003

                 See Accompanying Notes to Financial Statements
                                        7

WESTLAKES INSTITUTIONAL PORTFOLIOS
MIDCAP CORE PORTFOLIO

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIOD ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

Net Asset Value, beginning of period                                  $   10.00

Income from Investment Operations:

    Net investment income                                                  0.01
    Net realized and unrealized gains                                      3.99
                                                                      ---------

       Total from investment operations                                    4.00

Less Distributions:

    Distribution of realized gains                                        (1.21)
                                                                      ---------

    Net asset value, end of period                                    $   12.79
                                                                      =========

    Expense Ratios

        Ratio of net investment income to average net assets               0.12%
        Ratio of expenses to average net assets                            0.90%

Net Asset Value, end of period                                        $ 336,549

    Total return (not annualized)                                         40.24%

    Portfolio Turnover (not annualized)                                     141%


The Fund pays a unified management fee to the investment manager as discussed in note 2.

MidCap Core Portfolio commenced operations on January 2, 2003


                 See Accompanying Notes to Financial Statements
                                        8

WESTLAKES INSTITUTIONAL PORTFOLIOS
MIDCAP CORE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Westlakes Institutional Portfolios (the "Trust"), a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with one active portfolio. The financial statements included herein are those of the Midcap Core Portfolio (the "Fund"). The Fund commenced operations on January 2, 2003.

     The Fund issues shares only in transactions that do not involve a public offering within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the "Securities Act"). Only "accredited investors," as defined in Regulation D under the Securities Act, may invest in the Fund. Shares of the Fund have not been registered under the Securities Act or the securities laws of any state and are subject to restrictions on transferability and resale.

     The Board of Trustees has overall responsibility to manage and control the business affairs of the Trust, including the complete and exclusive authority to oversee and to establish policies regarding the Management, conduct and operation of the Trust's business. The Board of Trustees exercises the same powers, authority and responsibilities on behalf of the Trust as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

     SECURITY VALUATION - Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are carried at fair market value as determined pursuant to guidelines established by the Board of Trustees. Debt securities for which market quotations are readily available are valued on the basis of the last reported sales price, or, if no sales are reported, the mean between representative bid and asked quotations.

WESTLAKES INSTITUTIONAL PORTFOLIOS
MIDCAP CORE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     SECURITY VALUATION (CONTINUED) - Debt securities for which market quotations are not readily available may be valued with reference to securities whose prices are more readily obtainable and whose durations are comparable to the securities being valued. Subject to the foregoing, securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis subject to the recognition of certain gains and losses on mortgage- and asset-backed securities. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

     Securities purchased on a when issued or delayed-delivery basis may be settled a month or more after the trade date. Such securities are included in the portfolio and are subject to market fluctuations during this period. On the date of the commitment to purchase or sell, the Fund designates specific assets with a current value at least equal to the amount of the commitment to be used for settling the commitment.

     The Fund may enter into options on futures contracts for the purpose of managing exposure to changing interest rates or securities prices. When the Fund sells or purchases on option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing options, which expire unexercised, are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund had no transactions in options during the period ended December 31, 2003.

     NET ASSET VALUE PER SHARE - The net asset value per share is calculated each business day. It is computed by dividing the assets of the Fund, less its liabilities, by the number of outstanding shares of the Fund.

     REPURCHASE AGREEMENTS - The custodian bank holds securities pledged as collateral for repurchase agreements until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest theron, is not less than 102%. In the event of default of the counterparty, if the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

WESTLAKES INSTITUTIONAL PORTFOLIOS
MIDCAP CORE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES - The Fund pays a unified management fee to the investment manager for providing advisory and administration services. The investment manager is responsible for compensating any third party engaged to provide services under its supervision and is also responsible for payment of the fees of the Independent Trustees, custodian, independent auditor, legal counsel (excluding costs in connection with certain litigation or administrative actions), and the transfer and dividend disbursing agent.

     DIVIDENDS AND DISTRIBUTIONS - The Fund pays distributions of net income annually. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

3.   TRANSACTIONS WITH AFFILIATES

     Certain officers and Trustees of the Trust are also officers and Trustees of the Investment Manager (Turner Investment Partners, Inc. or "Turner"). Such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

     Turner Investment Distributors, Inc., a subsidiary of Turner, acts as Placement Agent to the Fund.

4.   MANAGEMENT AGREEMENT

     The Trust and Turner are parties to a Management Agreement under which Turner receives a fee, calculated daily and paid monthly, of 0.90% per annum of the average daily net assets of the Fund. Under the Management Agreement, Turner makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund's investment program, subject to the supervision of and policies established by the Board of Trustees. Under the Management Agreement, Turner also provides administrative services to the Trust and pays all operating expenses on the Trust's behalf.

     Turner Investment Management, LLC ("TIM"), an SEC-registered adviser, serves as the sub-adviser to the Fund. TIM is an affiliate of Turner located in Hartford, Connecticut, and makes investment decisions for the Fund.

5.   OTHER SERVICE PROVIDERS

     PFPC Inc. ("PFPC") serves as the transfer agent and dividend-disbursing agent for the Trust under a transfer agency agreement with the Trust and Turner. PFPC also serves as the sub-administrator to the Trust. PFPC Trust Co. provides custodial services to the Trust. Turner compensates PFPC and PFPC Trust Co. for their services.

WESTLAKES INSTITUTIONAL PORTFOLIOS
MIDCAP CORE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

6.   INVESTMENT TRANSACTIONS

     The cost of security purchases and the proceeds of security sales, other than short-term investments, for the period ended December 31, 2003, were $583,445 and $370,978, respectively.

7.   FEDERAL INCOME TAXES

     The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as a separate "Regulated Investment Company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

     During the period ended December 31, 2003, the Fund distributed $29,040 of short-term capital gains to shareholders.

     The amounts of distributions from ordinary income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and net realized capital gains determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments will be made to the appropriate equity accounts in the period that the differences arise. For Federal income tax purposes, any capital loss carryforwards may be carried forward and applied against future capital gains.

     At December 31, 2003, the components of accumulated earnings on a tax basis were as follows:

         Undistributed ordinary income                     $15,915
         Net unrealized appreciation                        51,594
                                                           -------
                                                           $67,509
                                                           =======

     At December 31, 2003, the securities held by the Fund had net unrealized appreciation of $51,594 for tax purposes, consisting of gross unrealized appreciation of $52,551 and gross unrealized depreciation of $957.

WESTLAKES INSTITUTIONAL PORTFOLIOS
MIDCAP CORE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

8.   CONCENTRATIONS/RISKS

     The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund's net asset value and magnified effect on the total return.

9.   SUBSEQUENT EVENT

     Pending shareholder approval, the Board of Trustees has recommended a new investment advisory agreement between the Trust, on behalf of each of its existing portfolios, and Constellation Investment Management Company LP ("CIMCO"); to approve a new investment sub-advisory agreement between CIMCO and Turner; to approve a new investment advisory agreement between CIMCO and Chartwell Investment Partners; to elect two new trustees to the Board of Trustees, and to approve a "manager of managers" structure for the Trust.

WESTLAKES INSTITUTIONAL PORTFOLIOS
MIDCAP CORE PORTFOLIO

BOARD OF TRUSTEES (UNAUDITED)
--------------------------------------------------------------------------------
The identity of the Trustees and brief biographical information is set forth below. An asterisk indicates each Trustee who is deemed to be an "interested person", as defined in the Investment Company Act, of the Fund. The Statement of Additional Information includes additional information about the Trustees and is available upon request

   NAME, AGE, ADDRESS AND                              PRINCIPAL OCCUPATION(S)   OTHER DIRECTORSHIPS/TRUSTEESHIPS HELD
     POSITION WITH TRUST      LENGTH OF TIME SERVED     DURING PAST FIVE YEARS                 BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------

Mr. Robert Turner 1           Since inception          Chief Investment Officer   Turner Funds, Berwyn, PA; Alpha
Age 47                                                 - Growth Equities and      Select Funds, Berwyn, PA; ACP
1205 Westlakes Drive                                   Chairman of Turner         Strategic Opportunities Fund II,
Suite 100                                              Investment Partners, Inc   LLC, Berwyn, PA; ACP Continuum
Berwyn, PA 19312                                                                  Return Fund II, LLC, Berwyn, PA;
Trustee                                                                           Episcopal Academy; Mercer, PA; and
                                                                                  Bradley University, Peoria, IL

John H. Grady 2               Pending shareholder      President of               N/A; currently nominated to serve as
Age 42                        approval                 Constellation Investment   Trustee of Constellation Funds,
1205 Westlakes Drive                                   Management Company, LP;    Berwyn, PA
Suite 100                                              former General Counsel
Berwyn, PA 19312                                       and Chief Operating
Trustee                                                Officer of Turner
                                                       Investment Partners
                                                       Inc.; previously,
                                                       Partner, Morgan Lewis &
                                                       Bockius, LLP

Mr. John Connors 3            Since inception          Portfolio Manager,        ACP Strategic Opportunities Fund II,
Age 60                                                 Guyasuta Investment       LLC, Berwyn, PA; ACP Continuum Return
467 Belrose Lane                                       Advisors; previously,     Fund II, LLC, Berwyn, PA; ACP Funds
Radnor, PA                                             Portfolio Manager,        Trust, Berwyn, PA
Trustee                                                Delaware Investments

Alfred C. Salvato             Since 2003               Treasurer, Thomas          Turner Funds, Berwyn PA; Alpha
Age 45                                                 Jefferson University       Select Funds, Berwyn, PA
1205 Westlakes Drive                                   Health Care Pension (a
Suite 100                                              hospital pension fund)
Berwyn, PA 19312
Trustee

---------------
1 Mr. Turner is considered an "interested person" of the Fund as that term is defined in the Investment Company Act. Mr.
Turner is the Chairman and Chief Investment Officer - Growth Equities of Turner Investment Partners, Inc. ("Turner") and
also owns a majority interest in Turner. Mr. Turner declined to stand for re-election in 2004.
2 Mr. Grady would be an "interested person" of the Fund.
3 Resigned in 2004

WESTLAKES INSTITUTIONAL PORTFOLIOS
MIDCAP CORE PORTFOLIO

BOARD OF TRUSTEES (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------

   NAME, AGE, ADDRESS AND                              PRINCIPAL OCCUPATION(S)   OTHER DIRECTORSHIPS/TRUSTEESHIPS HELD
     POSITION WITH TRUST      LENGTH OF TIME SERVED     DURING PAST FIVE YEARS                 BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------

Janet F. Sansone              Since 2003               Self-employed Consultant   Turner Funds, Berwyn, PA
Age 57                                                 since 1999; previously,
1205 Westlakes Drive                                   Senior Vice President of
Suite 100                                              Human Resources of
Berwyn, PA 19312                                       Frontier Corporation
Trustee                                                (telecommunications
                                                        company)

John T. Wholihan 4            Since 2003               Director, TDK Mediactive   Turner Funds, Berwyn, PA
Age 65                                                 (a software publisher);
1205 Westlakes Drive                                   Professor, Loyola
Suite 100                                              Marymount University
Berwyn, PA 19312
Trustee

Ronald Filante                Pending shareholder      Associate Professor of     Alpha Select Funds, Berwyn, PA
Age 58                        approval                 Finance, Pace
1205 Westlakes Drive                                   University, since 1987.
Suite 100
Berwyn, PA 19312
Trustee

---------------
4 Declined to stand for re-election in 2004

WESTLAKES INSTITUTIONAL PORTFOLIOS
MIDCAP CORE PORTFOLIO

FUND OFFICERS (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------

Set forth below is the name, age, position with the Fund, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Executive  Officers of the Fund. Unless otherwise noted, the business address of each officer is 1205 Westlakes Drive, Suite 100, Berwyn, PA, 19312.

   NAME, AGE AND POSITION WITH TRUST       LENGTH OF TIME SERVED      PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------

Stephen J. Kneeley 1                     Since inception           President & Co-Chief Executive Officer for Turner
Age 40                                                             Investment Partners, Inc.
President

John H. Grady                            Since inception           General Counsel and Chief Operating Officer of
Age 42                                                             Turner Investment Partners, Inc.; previously,
Executive Vice President Chief                                     Partner, Morgan Lewis & Bockius, LLP
  Operating Officer

John Canning                             Since inception           Sub advisory Institutional Service Product
Age 33                                                             Manager, Turner Investment Partners, Inc.;
Vice President and Secretary                                       previously, Transfer Agent Manager, Pilgrim
                                                                   Baxter and Associates; Portfolio Implementation
                                                                   Analyst, SEI Investments

Thomas R. Trala 1                        Since inception           Treasurer and Chief Financial Officer of Turner
Age 37                                                             Investment Partners, Inc.
Treasurer and Chief Financial Officer

Brian McNally 1                          Since inception           Deputy Counsel for Turner since October 2002.
Age 45                                                             Previously, Assistant General Counsel with Bank of
Vice President                                                     America (September 1997-July 2002).

Brian Ferko 1                            Since inception           Product Manager/ Director of Mutual Fund
Age 32                                                             Administration and Operations of Turner Investment
Vice President                                                     Partners, Inc.; previously, Account Director, SEI
                                                                   Investments

Rami Livelsberger                        Since inception           Legal Assistant, Turner Investment Partners,
Age 28                                                             Inc.; previously, Legal Assistant, Morgan Lewis &
Vice President and Assistant Secretary                             Bockius, LLP; Temporary Employee, Kelly Services;
                                                                   Temporary Employee, McCallion

Antoinette Robbins                       Effective January 29,     Vice President and corporate counsel of
Age 41                                   2004                      Constellation Investment Management Company, LP;
Vice President and Assistant Secretary                             Director of Compliance, Turner Investment
                                                                   Partners, Inc.; previously, Senior Gift Planning
                                                                   Officer, American Civil Liberties Union and
                                                                   Assistant Vice President and Counsel, Equitable
                                                                   Life Assurance Society of the United States

----------
1 Resigned effective January 29, 2004

WESTLAKES INSTITUTIONAL PORTFOLIOS
MIDCAP CORE PORTFOLIO

FUND OFFICERS (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------

   NAME, AGE AND POSITION WITH TRUST       LENGTH OF TIME SERVED      PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------

Saeed Franklin                           Effective January 29,     Vice President, Fund Administration of
Age 28                                   2004                      Constellation Investment Management Company, LP;
Vice President                                                     previously, Performance Analyst, Turner
                                                                   Investment Partners, Inc.; Performance Analyst
                                                                   ING Variable Annuities (and insurance company);
                                                                   Senior Fund Accountant, Bank of New York; Fund
                                                                   Accountant PFPC Inc.

Hans Specht                              Effective January 29,     Vice President of Constellation Investment
Age 34                                   2004                      Management Company, LP; previously, Director of
Chief Financial Officer                                            Finance, Turner Investment Partners, Inc.


                              FINANCIAL STATEMENTS

                       WESTLAKES INSTITUTIONAL PORTFOLIOS
                               SMALL CAP CORE AND
                            MIDCAP GROWTH PORTFOLIOS

                                DECEMBER 31, 2003

                              FINANCIAL STATEMENTS

                       WESTLAKES INSTITUTIONAL PORTFOLIOS
                   SMALL CAP CORE AND MIDCAP GROWTH PORTFOLIOS

                                DECEMBER 31, 2003


                                TABLE OF CONTENTS

Report of Independent Auditors                                                 1
Statement of Assets and Liabilities                                            2
Notes to Financial Statements                                                  3
Board of Trustees                                                              7
Fund Officers                                                                  9

(LOGO)                  r Two Commerce Square            r Phone: (215) 448-5000
ERNST & YOUNG LLP         Suite 4000
[GRAPHIC OMITTED]         2001 Market Street
                          Philadelphia, Pennsylvania
                          19103-7096


                         REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Directors
Westlakes Institutional Portfolios - Midcap Growth and Small Cap Core Portfolios

We have audited the accompanying statements of assets and liabilities of Westlakes Institutional Portfolios - Midcap Growth and Small Cap Core Portfolios (the "Funds") as of December 31, 2003. These statements of assets and liabilities are the responsibility of the Funds' management. Our responsibility is to express an opinion on these statements of assets and liabilities based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statements of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the statements of assets and liabilities referred to above presents fairly, in all material respects, the financial position of Westlakes Institutional Portfolios - Midcap Growth and Small Cap Core Portfolios at December 31, 2003, in conformity with accounting principles generally accepted in the United States.

                                                 /s/  ERNST & YOUNG LLP

January 30, 2004

WESTLAKES INSTITUTIONAL PORTFOLIOS
SMALL CAP CORE AND MIDCAP GROWTH PORTFOLIOS

STATEMENT OF ASSETS AND LIABILITIES
FOR THE PERIOD ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------
                                                                        SMALL CAP      MIDCAP
                                                                       CORE GROWTH     GROWTH
                                                                        PORTFOLIO     PORTFOLIO
                                                                       -----------    ---------
ASSETS

    Cash                                                                 $   100       $   100
                                                                         -------       -------

        TOTAL ASSETS                                                         100           100
                                                                         -------       -------

LIABILITIES                                                                   --            --

NET ASSETS

    Paid-in capital                                                          100           100
                                                                         -------       -------

        TOTAL NET ASSETS                                                 $   100       $   100
                                                                         =======       =======

Shares Outstanding                                                            10            10
Net Asset Value per Share, Offering and Redemption Price per Share       $ 10.00       $ 10.00
                                                                         =======       =======

                 See Notes to Accompanying Financial Statements
                                        2

WESTLAKES INSTITUTIONAL PORTFOLIOS
SMALL CAP CORE AND MIDCAP GROWTH PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1.   ORGANIZATION

     Westlakes Institutional Portfolios (the "Trust"), a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with one active portfolio. The financial statements included herein are those of the Small Cap Core Portfolio and the Midcap Growth Portfolio (each a "Fund" and collectively the "Funds"). Each of the Funds has net assets of $100, which represents the seed capital contributed to the Funds. Neither of the Funds has commenced operations.

     The Funds issue shares only in transactions that do not involve a public offering within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the "Securities Act"). Only "accredited investors," as defined in Regulation D under the Securities Act, may invest in the Funds. Shares of the Funds have not been registered under the Securities Act or the securities laws of any state and are subject to restrictions on transferability and resale.

     The Board of Trustees has overall responsibility to manage and control the business affairs of the Trust, including the complete and exclusive authority to oversee and to establish policies regarding the Management, conduct and operation of the Trust's business. The Board of Trustees exercises the same powers, authority and responsibilities on behalf of the Trust as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Funds:

     USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

     SECURITY VALUATION - Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are carried at fair market value as determined pursuant to guidelines established by the Board of Trustees. Debt securities for which market quotations are readily available are valued on the basis of the last reported sales price, or, if no sales are reported, the mean between representative bid and asked quotations.

WESTLAKES INSTITUTIONAL PORTFOLIOS
SMALL CAP CORE AND MIDCAP GROWTH PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     SECURITY VALUATION (CONTINUED) - Debt securities for which market quotations are not readily available may be valued with reference to securities whose prices are more readily obtainable and whose durations are comparable to the securities being valued. Subject to the foregoing securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis subject to the recognition of certain gains and losses on mortgage- and asset-backed securities. Costs used in determining realized gains and losses on the sales of investment securities would be those of the specific securities sold.

     Securities purchased on a when issued or delayed-delivery basis may be settled a month or more after the trade date. Such securities are included in the portfolio and are subject to market fluctuations during this period. On the date of the commitment to purchase or sell, the Funds designate specific assets with a current value at least equal to the amount of the commitment to be used for settling the commitment.

     The Funds may enter into options on futures contracts for the purpose of managing exposure to changing interest rates or securities prices. When a Fund sells or purchases on option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing options, which expire unexercised, are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Funds had no transactions in options during the year ended December 31, 2003.

     NET ASSET VALUE PER SHARE - The net asset value per share is calculated each business day. It is computed by dividing the assets of each Fund, less its liabilities, by the number of outstanding shares of each Fund.

     REPURCHASE AGREEMENTS - The custodian bank holds securities pledged as collateral for repurchase agreements until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest theron, is not less than 102%. In the event of default of the counterparty and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

WESTLAKES INSTITUTIONAL PORTFOLIOS
SMALL CAP CORE AND MIDCAP GROWTH PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES - The Funds pay a unified management fee to the investment manager for providing advisory and administration services. The investment manager is responsible for compensating any third party engaged to provide services under its supervision and is also responsible for payment of the fees of the independent trustees, custodian, independent auditor, legal counsel (excluding costs in connection with certain litigation or administrative actions), and the transfer and dividend disbursing agent.

     DIVIDENDS AND DISTRIBUTIONS - The Funds pay distributions of net income annually. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

3.   TRANSACTIONS WITH AFFILIATES

     Certain officers of the Trust are also officers of the Investment Manager (Turner Investment Partners, Inc. or "Turner"). Such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

     Turner Investment Distributors, Inc., a subsidiary of Turner, acts as Placement Agent to the Funds.

4.   MANAGEMENT AGREEMENT

     The Trust and Turner are parties to a Management Agreement under which Turner receives a fee; calculated daily and paid monthly, based on the average daily net assets of the Funds. Under the Management Agreement, Turner makes the investment decisions for the assets of the Funds and continuously reviews, supervises and administers each Fund's investment program, subject to the supervision of and policies established by the Trustees of the Trust. Turner also provides administrative services to the Trust under the Management Agreement.

     Under the Management Agreement, the Small Cap Core Portfolio pays a management fee of 0.95% of average net assets, and the Midcap Growth Portfolio pays a management fee of 0.85% of average net assets. Turner has contractually agreed to reduce the management fee to 0.80% for the Midcap Growth Portfolio until February 28, 2005.

     Turner Investment Management, LLC ("TIM"), an SEC-registered adviser, serves as the sub-adviser to the Small Cap Core Portfolio. TIM is an affiliate of Turner located in Hartford, Connecticut, and will make investment decisions for the Small Cap Core Portfolio.

5.   OTHER SERVICE PROVIDERS

     PFPC Inc. ("PFPC") serves as the transfer agent and dividend-disbursing agent for the Trust under a transfer agency agreement with the Trust and Turner. PFPC also serves as the sub-administrator to the Trust. PFPC Trust Co. provides custodial services to the Funds. Turner compensates PFPC and PFPC Trust Co. for their services.

WESTLAKES INSTITUTIONAL PORTFOLIOS
SMALL CAP CORE AND MIDCAP GROWTH PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
6.   INVESTMENT TRANSACTIONS

     The Funds did not purchase or sell any securities during the year ended December 31, 2003.

7.   FEDERAL INCOME TAXES

     Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "Regulated Investment Company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

     The amounts of distributions from ordinary income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and net realized capital gains determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments will be made to the appropriate equity accounts in the period that the differences arise. For Federal income tax purposes, any capital loss carryforwards may be carried forward and applied against future capital gains.

     At December 31, 2003, the Funds held no investment securities and so had no unrealized appreciation or depreciation for tax purposes.

8.   CONCENTRATIONS/RISKS

     The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund's net asset value and magnified effect on the total return.

9.   SUBSEQUENT EVENT

     Pending shareholder approval, the Board of Trustees has recommended a new investment advisory agreement between the Trust, on behalf of each of its existing portfolios, and Constellation Investment Management Company LP ("CIMCO"); to approve a new investment sub-advisory agreement between CIMCO and Turner; to approve a new investment advisory agreement between CIMCO and Chartwell Investment Partners; to elect two new trustees to the Board of Trustees; and to approve a "manager of managers" structure for the Trust.

WESTLAKES INSTITUTIONAL PORTFOLIOS
SMALL CAP CORE AND MIDCAP GROWTH PORTFOLIOS

BOARD OF TRUSTEES (UNAUDITED)
--------------------------------------------------------------------------------
 The identity of the Trustees and brief biographical information is set forth below. An asterisk, as defined in the Investment Company Act, indicates each Director who is deemed to be an "interested person" of the Funds. The Statement of Additional Information includes additional information about the Trustees and is available upon request


    NAME, AGE, ADDRESS AND       LENGTH OF TIME       PRINCIPAL OCCUPATION(S)       OTHER DIRECTORSHIPS/TRUSTEESHIPS
     POSITION WITH TRUST             SERVED           DURING PAST FIVE YEARS                 HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------

 Mr. Robert Turner 1          Since inception          Chief Investment Officer   Turner Funds, Berwyn, PA; Alpha
 Age 47                                                - Growth Equities and      Select Funds, Berwyn, PA; ACP
 1205 Westlakes Drive                                  Chairman of Turner         Strategic Opportunities Fund II,
 Suite 100                                             Investment Partners, Inc   LLC, Berwyn, PA; ACP Continuum
 Berwyn, PA 19312                                                                 Return Fund II, LLC, Berwyn, PA;
 Trustee                                                                          Episcopal Academy; Mercer, PA; and
                                                                                  Bradley University, Peoria, IL

John H. Grady 2              Pending shareholder       President of               N/A; currently nominated to serve as
Age 42                       approval                  Constellation Investment   Trustee of Constellation Funds,
1205 Westlakes Drive                                   Management Company, LP;    Berwyn, PA
Suite 100                                              former General Counsel
Berwyn, PA 19312                                       and Chief Operating
Trustee                                                Officer of Turner
                                                       Investment Partners
                                                       Inc.; previously,
                                                       Partner, Morgan Lewis &
                                                       Bockius, LLP

 Mr. John Connors 3           Since inception          Portfolio Manager,        ACP Strategic Opportunities Fund II,
 Age 60                                                Guyasuta Investment       LLC, Berwyn, PA; ACP Continuum Return
 467 Belrose Lane                                      Advisors; previously,     Fund II, LLC, Berwyn, PA; ACP Funds
 Radnor, PA                                            Portfolio Manager,        Trust, Berwyn, PA
 Director                                              Delaware Investments

 Alfred C. Salvato            Since 2003               Treasurer, Thomas          Turner Funds, Berwyn PA; Alpha
 Age 45                                                Jefferson University       Select Funds, Berwyn, PA
 1205 Westlakes Drive                                  Health Care Pension (a
 Suite 100                                             hospital pension fund)
 Berwyn, PA 19312
 Trustee

---------------
1 Mr. Turner is considered an "interested person" of the Fund as that term is defined in the Investment Company Act. Mr.
Turner is the Chairman and Chief Investment Officer - Growth Equities of Turner Investment Partners, Inc. ("Turner") and
also owns a majority interest in Turner. Mr. Turner declined to stand for re-election in 2004.
2 Mr. Grady would be an "interested person" of the Fund.
3 Resigned in 2004

WESTLAKES INSTITUTIONAL PORTFOLIOS
SMALL CAP CORE AND MIDCAP GROWTH PORTFOLIOS

BOARD OF TRUSTEES (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------
    NAME, AGE, ADDRESS AND       LENGTH OF TIME       PRINCIPAL OCCUPATION(S)       OTHER DIRECTORSHIPS/TRUSTEESHIPS
     POSITION WITH TRUST             SERVED           DURING PAST FIVE YEARS                 HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------

 Janet F. Sansone             Since 2003               Self-employed Consultant      Turner Funds, Berwyn, PA
 Age 57                                                since 1999; previously,
 1205 Westlakes Drive                                  Senior Vice President of
 Suite 100                                             Human Resources of
 Berwyn, PA 19312                                      Frontier Corporation
 Trustee                                               (telecommunications
                                                       company)

 John T. Wholihan 4            Since 2003              Director, TDK Mediactive      Turner Funds, Berwyn, PA
 Age 65                                                (a software publisher);
 1205 Westlakes Drive                                  Professor, Loyola
 Suite 100                                             Marymount University
 Berwyn, PA 19312
 Trustee

 Ronald Filante                Pending shareholder     Associate Professor of        Alpha Select Funds, Berwyn, PA
 Age 58                        approval                Finance, Pace
 1205 Westlakes Drive                                  University, since 1987.
 Suite 100
 Berwyn, PA 19312
 Trustee

---------------
4 Declined to stand for re-election in 2004

WESTLAKES INSTITUTIONAL PORTFOLIOS
SMALL CAP CORE AND MIDCAP GROWTH PORTFOLIOS

FUND OFFICERS (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------
Set forth  below is the name,  age,  position  with the Fund,  length of term of office,  and the  principal  occupation  for the last five  years of each of the persons currently serving as Executive  Officers of the Funds.  Unless otherwise noted, the business address of each officer is 1205 Westlakes Drive,  Suite 100,
Berwyn, PA, 19312.

  NAME, AGE AND POSITION WITH TRUST      LENGTH OF TIME SERVED        PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------

Stephen J. Kneeley 1                     Since inception           President & Co-Chief Executive Officer for Turner
Age 40                                                             Investment Partners, Inc.
President

John H. Grady                            Since inception           General Counsel and Chief Operating Officer of
Age 42                                                             Turner Investment Partners Inc.; previously,
Executive Vice President Chief                                     Partner, Morgan Lewis & Bockius, LLP
  Operating Officer

John Canning                             Since inception           Sub advisory Institutional Service Product
Age 33                                                             Manager, Turner Investment Partners, Inc.;
Vice President and Secretary                                       previously, Transfer Agent Manager, Pilgrim
                                                                   Baxter and Associates; Portfolio Implementation
                                                                   Analyst, SEI Investments

Thomas R. Trala 1                        Since inception           Treasurer and Chief Financial Officer of Turner
Age 37                                                             Investment Partners, Inc.
Treasurer and Chief Financial Officer

Brian McNally 1                          Since inception           Deputy Counsel for Turner since October 2002.
Age 45                                                             Previously, Assistant General Counsel with Bank of
Vice President                                                     America (September 1997-July 2002).

Brian Ferko 1                            Since inception           Product Manager/ Director of Mutual Fund
Age 32                                                             Administration and Operations of Turner Investment
Vice President                                                     Partners, Inc.; previously, Account Director, SEI
                                                                   Investments

Rami Livelsberger                        Since inception           Legal Assistant, Turner Investment Partners,
Age 28                                                             Inc.; previously, Legal Assistant, Morgan Lewis &
Vice President and Assistant Secretary                             Bockius, LLP; Temporary Employee, Kelly Services;
                                                                   Temporary Employee, McCallion

Antoinette Robbins                       Effective January 29,     Vice President and corporate counsel of
Age 41                                   2004                      Constellation Investment Management Company, LP;
Vice President and Assistant Secretary                             Director of Compliance, Turner Investment
                                                                   Partners, Inc.; previously, Senior Gift Planning
                                                                   Officer, American Civil Liberties Union and
                                                                   Assistant Vice President and Counsel, Equitable
                                                                   Life Assurance Society of the United States

----------
1 Resigned effective January 29, 2004

WESTLAKES INSTITUTIONAL PORTFOLIOS
SMALL CAP CORE AND MIDCAP GROWTH PORTFOLIOS

FUND OFFICERS (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------
  NAME, AGE AND POSITION WITH TRUST      LENGTH OF TIME SERVED        PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------

Saeed Franklin                           Effective January 29,     Vice President, Fund Administration of
Age 28                                   2004                      Constellation Investment Management Company, LP;
Vice President                                                     previously, Performance Analyst, Turner
                                                                   Investment Partners, Inc.; Performance Analyst
                                                                   ING Variable Annuities (and insurance company);
                                                                   Senior Fund Accountant, Bank of New York;
                                                                   Fund Accountant PFPC Inc.

Hans Specht                              Effective January 29,     Vice President of Constellation Investment
Age 34                                   2004                      Management Company, LP; previously, Director of
Chief Financial Officer                                            Finance, Turner Investment Partners, Inc.

ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of Trustees of the Westlakes Institutional Portfolios has determined that the Board's Audit Committee does not have an "audit committee financial expert,' as the Securities and Exchange Commission has defined that term. After carefully considering all of the factors involved in the definition of "audit committee financial expert," the Board determined that none of the members of the audit committee met all five qualifications in the definition, although some members of the Audit Committees met some of the qualifications. The Board also determined that while the Audit Committee members have general financial expertise, given the size and types of the Westlakes Institutional Portfolios and in light of the nature of the accounting and valuation issues they have presented over the past several years, it did not appear that the Audit Committee members lacked any necessary skill to serve on the Audit Committee.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $22,000 for 2002 and $0 for 2003.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2002 and $0 for 2003.

     TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2002 and $0 for 2003.

     ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2002 and $0 for 2003.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.


                             AUDIT COMMITTEE CHARTER

     Pursuant to Article 5, Section 1 of the By-Laws of Westlakes Institutional Portfolios (the "Trust"), the Board of Trustees (the "Board") of the Trust hereby establishes an Audit Committee (the "Committee") to oversee the financial reporting process and internal controls of the Trust. The Board further adopt the following as the governing principles of the Committee.

MEMBERSHIP.

     The Committee shall consist of all of the Trust's Trustees that are not "interested directors" as that term is defined under the Investment Company Act of 1940 (the "1940 Act"). In addition, no disinterested Trustee shall serve on the Committee if he or she has accepted any compensation from the Trust, its adviser, any affiliated person of the Trust, or any affiliated person of such a person, OTHER THAN in his or her capacity as a member of the Board, a member of the Committee, or a member of any other committee of the Board. The Committee shall elect from its own members a Chairperson, who shall preside over each meeting of the Committee.

PRINCIPAL RESPONSIBILITIES.

         The principal responsibilities of the Committee shall include:

o Recommending which firm to engage as the Trust's independent auditor as required by Section 32 of the 1940 Act, and whether to terminate this relationship.

o Reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and its independence.

o Pre-approving all audit and permitted non-audit services the independent auditor provides to the Trust, and all services that the independent auditor provides to the Trust's investment adviser(s) and advisory affiliates (whether or not directly related to the Trust's operations and financial reporting); except that (a) services provided to a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser, and (b) DE MINIMIS non-audit services,1 shall not require pre-approval.

----------
1 A non-audit service is DE MINIMIS if: (a) the total amount of the non-audit service is not more than 5% percent of the total amount of revenues paid to the auditor by the Trust, its investment adviser, and advisory affiliates that provide ongoing services to the Trust for services otherwise requiring audit committee pre-approval during the fiscal year in which the non-audit service was provided; (b) the Trust did not recognize these services as non-audit services at the time they were provided; and (c) these services are promptly brought to the attention of the Committee and the Committee approves them before the audit is complete.

o Serving as a channel of communication between the independent auditor and the Board.

o Reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust that are material to the Trust as a whole, if any, and management's responses to any such reports.

o Reviewing any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of the Trust's audited financial statements and any unusual circumstances reflected in those financial statements.

o Considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls.

o Reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements.

o Reviewing the procedures employed by the Trust in preparing published financial statements and related management commentaries.

RECOMMENDATION OF INDEPENDENT AUDITORS.

         In connection with the selection of the Trust's independent auditors, the Committee shall consider the auditors': (a) basic approach and techniques;
(b) knowledge and experience in the industry and other investment companies serviced by the firm; (c) procedures followed to assure the firm's independence;
(d) policy regarding rotation of personnel assigned to the engagement; and (e) other quality control procedures. The Committee shall also consider the nature and quality of other services offered by the firm, the firm's manner of communicating weaknesses noted in the Trust's internal control system, the basis for determining its fees, and management's attitude toward the firm.

REVIEW BY COMMITTEE.

         The Committee shall periodically review all procedures adopted by the Trust relating to the Trust's financial statements, including those procedures (if any) relating to: (i) the valuation of securities and the computation of the Trust's net asset value; (ii) the valuation of securities for which market quotations are not readily available (including Rule 144A securities); and (iii) the pricing services used by the Trust.

ADOPTED: MAY 2003


     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) Not applicable.

                           (c) Not applicable.

                           (d) Not applicable.

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2002 and $110,912 for 2003.

     (h) Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.


ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is subject of disclosure by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)          Westlakes Institutional Portfolios
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ John H. Grady, Jr.
                         -------------------------------------------------------
                           John H. Grady, Jr.
                           President
                           (principal executive officer)

Date     March 10, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ John H. Grady, Jr.
                         -------------------------------------------------------
                           John H. Grady, Jr.
                           President
                           (principal executive officer)

Date     March 10, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Thomas R. Trala
                         -------------------------------------------------------
                           Thomas R. Trala
                           Treasurer and Chief Financial Officer
                           (principal financial officer)

Date     March 10, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.